October 28, 2011

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:       BNY Mellon Funds Trust (the "Trust")

            1933 Act Registration No. 333-34844

            1940 Act Registration No. 811-09903

Ladies and Gentlemen:

On behalf of the above-referenced Trust, transmitted for filing is an EDGAR version of Post-Effective Amendment No. 36 to the Trust's Registration Statement on Form N-1A (the "Amendment").

Part A of the Amendment pertaining to the combined 25 fund Prospectus for Class M and Investor shares (the "Class M and Investor Shares Prospectus") is marked to show changes to the combined 25 fund Prospectus included in Post-Effective Amendment No. 33 to the Trust's Registration Statement ("PEA 33") filed with the Securities and Exchange Commission (the "SEC") on December 29, 2010 pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the "1933 Act").  Part A of the Amendment also includes the combined Prospectus for Dreyfus Premier shares (the "Dreyfus Premier Shares Prospectus") of BNY Mellon Mid Cap Stock Fund, BNY Mellon National Intermediate Municipal Bond Fund and BNY Mellon Massachusetts Intermediate Municipal Bond Fund, as well as the combined Prospectus for Investor shares of BNY Mellon Money Market Fund and BNY Mellon National Municipal Money Market Fund (the "Money Market Fund Prospectus").  The Dreyfus Premier Shares Prospectus and the Money Market Fund Prospectus, respectively, are each marked to show changes to those Prospectuses filed with PEA 33.

Part B of the Amendment for the combined 25 fund Statement of Additional Information (the "25 Fund SAI") is marked to show the changes thereto to PEA 33.  We note that the separate combined Statement of Additional Information of BNY Mellon Large Cap Market Opportunities Fund and BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund currently in effect was included in PEA 33 and is being combined into the 25 Fund SAI.

This filing is being made pursuant to Rule 485(a) under the 1933 Act in order to reflect changes to the investment strategies of BNY Mellon Income Stock Fund and BNY Mellon Asset Allocation Fund, which was formerly known as BNY Mellon Balanced Fund.

Please address any comments or questions pertaining to the Amendment to my attention at (212) 922-6754.

Sincerely,

/s/ Joseph M. Chioffi

Joseph M. Chioffi

Vice President and Assistant Secretary